Investments and Sundry Assets	12 Months Ended
Dec. 31, 2018
Investments and Sundry Assets
Investments and Sundry Assets

NOTE H. INVESTMENTS AND SUNDRY ASSETS

($ in millions)

At December 31:	2018	2017
Derivatives — noncurrent	$347	$757
Alliance investments
Equity method	192	90
Non-equity method	34	32
Long-term deposits	268	271
Other receivables	359	455
Employee benefit-related	263	316
Prepaid income taxes	626	590
Other assets	296	272	*

Total	$2,386	$2,783	*

*Recast to conform to 2018 presentation.